Equity-accounted investees (Associate statement of earnings) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	$ 3,135,772	$ 2,587,758
Cost of products and services sold	(2,072,488)	(1,805,768)
Depreciation and amortization	(280,702)	(220,324)
Finance income	21,228	111,670
Finance costs	(147,171)	(115,869)
Income tax expense	(84,874)	(126,337)
Net earnings	171,842	360,816
Other comprehensive income	151,485	(75,338)
Total comprehensive income	323,327	285,478
Joint Venture Inkai LLP [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	934,759	708,679
Cost of products and services sold	(147,103)	(99,160)
Depreciation and amortization	(57,739)	(35,187)
Finance income	3,010	1,343
Finance costs	(704)	(1,069)
Other expense	(13,453)	(34,738)
Income tax expense	(143,974)	(106,419)
Net earnings	574,796	433,449
Total comprehensive income	574,796	433,449
Westinghouse Electric Company [Member]
Disclosure of significant investments in associates [Line Items]
Revenue from products and services	5,902,993	1,063,417
Cost of products and services sold	(2,075,469)	(408,745)
Depreciation and amortization	(728,294)	(124,012)
Marketing, administrative and general expenses	(2,980,932)	(498,775)
Finance income	8,941	3,846
Finance costs	(459,567)	(59,414)
Other expense	(238,158)	(39,641)
Income tax expense	124,717	13,555
Net earnings	(445,769)	(49,769)
Other comprehensive income	42,506	13,933
Total comprehensive income	$ (403,263)	$ (35,836)